SCHEDULE OF NET OPERATING LOSS CARRYFORWARDS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforward for U.S. state income tax	$ 9,909	$ 6,942
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforward for U.S. state income tax	8,038	8,666
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforward for U.S. state income tax	37,097	21,975
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforward for U.S. state income tax	$ 44,144	$ 23,082